Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets

Note 4. Prepaid expenses and other assets

At December 31, 2023 and 2022, prepayment and other current assets consisted of the following:-

	As of December 31,
	2023	2022
Prepayment	$1,247,942	$418,642
Advance to suppliers	2,349,615	3,731
Deposits	1,107,788	123,012
Other receivables	1,326,729	792,034
	$6,032,074	$1,337,419

The prepayment includes payments of IT services, advertisement expenses, insurance premiums, rental expenses, travel package costs and professional fees. The deposits are mainly related to equipment, office and warehouse refundable security deposit and payment service provider rolling reserves. During the year ended December 31, 2023, deposits also include an earnest deposit of $500,000 paid to an acquisition target in order to allow the Company to carry out due diligence on the target. The other receivables are mainly related to advance to employees and non-trade receivables due from third parties.